UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 92.5%
FOREIGN BONDS
Argentina — 3.0%
Argentina Bonar Bonds, Sr. Unsec’d. Notes, Ser. X	7.000%		04/17/17		575	$586,899
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, 144A	6.250%		04/22/19		200	212,000
Letras Del Banco Central De La Republica Argentina, Bills	32.160	%(a)	09/07/16	ARS	2,449	158,496

						957,395

Brazil — 12.7%
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNB	6.000%		08/15/50	BRL	403	375,166
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/18	BRL	2,248	668,944
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/19	BRL	1,910	562,894
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/21	BRL	2,729	786,827
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/23	BRL	2,567	725,927
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%		01/01/25	BRL	1,541	430,848
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF	10.000%		01/01/17	BRL	575	174,454
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%		01/05/24	BRL	54	15,114
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.875%		10/14/19		75	90,375
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $48,000; purchased 01/27/16)(b)(c)	5.875%		07/15/24		60	59,700
Petrobras Global Finance BV, Gtd. Notes	8.375%		05/23/21		175	185,019

						4,075,268

Colombia — 3.1%
Colombian TES, Bonds, Ser. B	6.000%		04/28/28	COP	1,039,300	294,453
Colombian TES, Bonds, Ser. B	7.000%		09/11/19	COP	612,200	198,734
Colombian TES, Bonds, Ser. B	7.000%		05/04/22	COP	646,800	207,892
Colombian TES, Bonds, Ser. B	7.500%		08/26/26	COP	871,300	281,364
Pacific Exploration & Production Corp., Gtd. Notes, RegS (original cost $112,188; purchased 05/13/15)(c)	5.375	%(d)	01/26/19		125	20,625

						1,003,068

Czech Republic — 0.9%
Czech Republic Government Bond, Bonds, Ser. 41, RegS	4.600%		08/18/18	CZK	6,240	283,185

Hungary — 4.7%
Hungary Government Bond, Bonds, Ser. 18/C	2.500%		06/22/18	HUF	37,500	137,890
Hungary Government Bond, Bonds, Ser. 19/A	6.500%		06/24/19	HUF	85,000	349,643

Hungary Government Bond, Bonds, Ser. 23/A	6.000%		11/24/23	HUF	163,280	725,341
Hungary Government Bond, Bonds, Ser. 25/B	5.500%		06/24/25	HUF	14,180	61,887
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375%		03/29/21		210	240,328

						1,515,089

Indonesia — 12.7%
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%		07/15/21	IDR	12,000,000	975,129
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%		09/15/26	IDR	4,610,000	388,903
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%		06/15/32	IDR	1,700,000	138,434
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%		05/15/27	IDR	3,800,000	286,773
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%		05/15/22	IDR	2,300,000	177,075
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%		05/15/23	IDR	3,100,000	220,038
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%		05/15/33	IDR	5,700,000	397,162
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%		02/15/44	IDR	600,000	49,960
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR68	8.375%		03/15/34	IDR	9,000,000	751,689
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR70	8.375%		03/15/24	IDR	2,300,000	190,518

Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR71	9.000%	03/15/29	IDR	5,500,000	480,780

					4,056,461

Kazakhstan — 0.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		125	137,513

Malaysia — 4.8%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0115	3.955%	09/15/25	MYR	1,900	477,145
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0116	3.800%	08/17/23	MYR	1,290	324,692
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0216	4.736%	03/15/46	MYR	500	127,035
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0310	4.498%	04/15/30	MYR	500	129,458
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0316	3.900%	11/30/26	MYR	740	186,617
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	4.127%	04/15/32	MYR	270	66,310
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	3.844%	04/15/33	MYR	160	37,696
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0415	4.254%	05/31/35	MYR	750	185,649

					1,534,602

Mexico — 7.9%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450%	12/05/22	MXN	7,500	384,200
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%	10/12/22		200	220,750
Mexican Bonos, Bonds, Ser. M	7.750%	05/29/31	MXN	17,815	1,085,642
Mexican Bonos, Bonds, Ser. M	8.000%	06/11/20	MXN	2,600	150,557
Mexican Bonos, Bonds, Ser. M-30	10.000%	11/20/36	MXN	4,500	338,779
Petroleos Mexicanos, Gtd. Notes	3.500%	07/18/18		85	86,318
Petroleos Mexicanos, Gtd. Notes	4.875%	01/24/22		30	30,825
Petroleos Mexicanos, Gtd. Notes, 144A	5.500%	02/04/19		35	37,013
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	212,265

					2,546,349

Peru — 0.8%
Peruvian Government International Bond, Bonds	6.950%	08/12/31	PEN	190	61,884
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	624	203,239

					265,123

Philippines — 1.2%
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%	01/14/36	PHP	15,000	371,229

Poland — 7.3%
Poland Government Bond, Bonds, Ser. 0721	1.750%	07/25/21	PLN	3,330	833,501
Poland Government Bond, Bonds, Ser. 0725	3.250%	07/25/25	PLN	5,655	1,501,846

					2,335,347

Romania — 4.1%
Romania Government Bond, Bonds, Ser. 3YR	2.500%	04/29/19	RON	300	77,113
Romania Government Bond, Bonds, Ser. 4YR	3.250%	01/17/18	RON	850	220,574
Romania Government Bond, Bonds, Ser. 10YR	4.750%	02/24/25	RON	500	140,138
Romania Government Bond, Bonds, Ser. 10YR	5.850%	04/26/23	RON	1,200	358,283
Romania Government Bond, Bonds, Ser. 10YR	5.950%	06/11/21	RON	790	226,435
Romania Government Bond, Bonds, Ser. 10YR	6.750%	06/11/17	RON	1,130	298,400

					1,320,943

Russia — 6.0%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		230	263,831

Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625%	02/17/17	RUB	10,400	155,960
Russian Federal Bond - OFZ, Bonds, Ser. 6205	7.600%	04/14/21	RUB	10,550	154,421
Russian Federal Bond - OFZ, Bonds, Ser. 6212	7.050%	01/19/28	RUB	48,922	674,188
Russian Federal Bond - OFZ, Bonds, Ser. 6215	7.000%	08/16/23	RUB	6,940	97,622
Russian Federal Bond - OFZ, Bonds, Ser. 6216	6.700%	05/15/19	RUB	7,630	109,565
Russian Federal Bond - OFZ, Bonds, Ser. 6218	8.500%	09/17/31	RUB	7,250	110,371
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224%	11/21/18		200	202,849
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	6.902%	07/09/20		140	149,884

					1,918,691

South Africa — 10.2%
Eskom Holdings SOC Ltd., Govt. Gtd., Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	562,607
South Africa Government Bond, Bonds, Ser. 2032	8.250%	03/31/32	ZAR	11,580	770,098
South Africa Government Bond, Bonds, Ser. 2040	9.000%	01/31/40	ZAR	5,720	397,302
South Africa Government Bond, Bonds, Ser. 2044	8.750%	01/31/44	ZAR	18,265	1,225,420
South Africa Government Bond, Bonds, Ser. R207	7.250%	01/15/20	ZAR	2,285	161,162
South Africa Government Bond, Bonds, Ser. R213	7.000%	02/28/31	ZAR	1,200	72,154
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R208	6.750%	03/31/21	ZAR	1,230	84,007

					3,272,750

South Korea — 0.3%
Export-Import Bank Of Korea, Sr. Unsec’d. Notes, EMTN	0.500%	01/25/17	TRY	300	95,576

Thailand — 4.8%
Thailand Government Bond, Sr. Unsec’d. Notes	3.250%	06/16/17	THB	5,960	173,771
Thailand Government Bond, Sr. Unsec’d. Notes	3.400%	06/17/36	THB	6,790	219,856
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	20,036
Thailand Government Bond, Sr. Unsec’d. Notes	4.875%	06/22/29	THB	30,225	1,116,009

					1,529,672

Turkey — 7.3%
Turkey Government Bond, Bonds	7.100%	03/08/23	TRY	3	738
Turkey Government Bond, Bonds	8.000%	03/12/25	TRY	4,435	1,350,193
Turkey Government Bond, Bonds	8.500%	07/10/19	TRY	675	222,036
Turkey Government Bond, Bonds	8.800%	09/27/23	TRY	1,048	337,471
Turkey Government Bond, Bonds	9.000%	07/24/24	TRY	350	113,760
Turkey Government Bond, Bonds	9.400%	07/08/20	TRY	270	90,559
Turkey Government Bond, Bonds	9.500%	01/12/22	TRY	215	71,860
Turkey Government Bond, Bonds	10.600%	02/11/26	TRY	390	139,162

					2,325,779

Venezuela — 0.3%
Petroleos De Venezuela SA, Gtd. Notes, RegS	9.000%	11/17/21		200	98,454

TOTAL LONG-TERM INVESTMENTS (cost $31,155,684)					29,642,494

SHORT-TERM INVESTMENT — 2.8%

			Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $902,395)(e)				902,395	902,395

TOTAL INVESTMENTS — 95.3% (cost $32,058,079)(f)	30,544,889
Other assets in excess of liabilities(g) — 4.7%	1,502,396

NET ASSETS — 100.0%	$ 32,047,285

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EMTN	Euro Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield to maturity at purchase date.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $160,188. The aggregate value of $80,325 is approximately 0.3% of net assets.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(f)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$34,204,766

Appreciation	1,019,673
Depreciation	(4,679,550)

Net Unrealized Depreciation	$(3,659,877)

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at July 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/2016	JPMorgan Chase	AUD	185	$140,783	$139,952	$(831)
Brazilian Real, Expiring 08/02/2016	Bank of America	BRL	80	24,000	24,611	611
Expiring 08/02/2016	Bank of America	BRL	117	35,000	36,194	1,194
Expiring 08/02/2016	Bank of America	BRL	362	109,375	111,756	2,381
Expiring 08/02/2016	Goldman Sachs & Co.	BRL	330	99,727	101,699	1,972
Expiring 08/02/2016	Goldman Sachs & Co.	BRL	1,365	416,784	421,103	4,319
Expiring 08/02/2016	JPMorgan Chase	BRL	69	21,000	21,260	260
Expiring 08/02/2016	JPMorgan Chase	BRL	74	22,000	22,843	843
Expiring 09/02/2016	Citigroup Global Markets	BRL	63	19,235	19,159	(76)
Canadian Dollar, Expiring 10/14/2016	Citigroup Global Markets	CAD	379	292,206	290,725	(1,481)
Chilean Peso, Expiring 08/05/2016	Bank of America	CLP	7,337	11,000	11,202	202
Expiring 08/05/2016	Bank of America	CLP	20,167	31,000	30,789	(211)
Expiring 08/05/2016	Barclays Capital Group	CLP	6,089	9,000	9,297	297
Expiring 08/05/2016	Citigroup Global Markets	CLP	15,581	24,000	23,788	(212)
Expiring 08/05/2016	Citigroup Global Markets	CLP	15,871	24,000	24,231	231
Expiring 08/05/2016	Citigroup Global Markets	CLP	20,379	30,109	31,114	1,005
Expiring 08/05/2016	JPMorgan Chase	CLP	8,939	13,000	13,648	648
Expiring 08/05/2016	JPMorgan Chase	CLP	20,888	31,000	31,890	890
Expiring 08/05/2016	UBS AG	CLP	18,239	28,000	27,846	(154)
Chinese Renminbi, Expiring 10/27/2016	Bank of America	CNH	107	16,000	15,971	(29)
Expiring 10/27/2016	Citigroup Global Markets	CNH	148	22,000	22,146	146
Colombian Peso, Expiring 08/05/2016	Bank of America	COP	142,757	46,817	46,448	(369)
Expiring 08/05/2016	Barclays Capital Group	COP	2,858,876	948,980	930,176	(18,804)
Expiring 08/05/2016	Citigroup Global Markets	COP	49,776	17,000	16,195	(805)
Expiring 08/05/2016	Citigroup Global Markets	COP	72,521	24,000	23,596	(404)
Expiring 08/05/2016	Citigroup Global Markets	COP	114,497	37,000	37,253	253

Expiring 08/05/2016	Citigroup Global Markets	COP	151,610	51,625	49,328	(2,297)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	122,306	41,125	39,794	(1,331)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	200,988	65,833	65,394	(439)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	228,383	74,392	74,308	(84)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	452,756	153,113	147,310	(5,803)
Expiring 08/05/2016	JPMorgan Chase	COP	42,565	14,478	13,849	(629)
Expiring 10/20/2016	Citigroup Global Markets	COP	231,853	74,503	74,298	(205)
Expiring 11/10/2016	Citigroup Global Markets	COP	100,342	32,058	32,034	(24)
Euro, Expiring 10/27/2016	Bank of America	EUR	154	169,560	172,483	2,923
Expiring 10/27/2016	Citigroup Global Markets	EUR	49	55,000	55,476	476
Hungarian Forint, Expiring 10/21/2016	Citigroup Global Markets	HUF	6,010	20,999	21,610	611
Expiring 10/21/2016	Citigroup Global Markets	HUF	47,354	165,432	170,279	4,847
Indian Rupee, Expiring 08/12/2016	Citigroup Global Markets	INR	468	7,000	6,972	(28)
Expiring 08/12/2016	Citigroup Global Markets	INR	3,125	46,000	46,554	554
Expiring 08/12/2016	Citigroup Global Markets	INR	16,610	245,104	247,455	2,351
Expiring 08/12/2016	Hong Kong & Shanghai Bank	INR	20,301	300,250	302,444	2,194
Expiring 08/12/2016	JPMorgan Chase	INR	879	13,000	13,091	91
Expiring 08/12/2016	UBS AG	INR	2,052	30,000	30,570	570
Expiring 08/12/2016	UBS AG	INR	2,166	32,026	32,266	240
Expiring 10/20/2016	Citigroup Global Markets	INR	29,284	430,337	431,134	797
Indonesian Rupiah, Expiring 08/29/2016	Bank of America	IDR	395,388	30,000	30,057	57
Expiring 08/29/2016	Citigroup Global Markets	IDR	582,622	43,479	44,290	811
Expiring 08/29/2016	Citigroup Global Markets	IDR	3,780,798	279,274	287,413	8,139
Expiring 08/29/2016	JPMorgan Chase	IDR	255,706	19,300	19,439	139
Expiring 08/29/2016	JPMorgan Chase	IDR	356,859	27,000	27,128	128
Expiring 08/29/2016	JPMorgan Chase	IDR	393,630	30,000	29,923	(77)
Israeli Shekel, Expiring 10/20/2016	Bank of America	ILS	146	37,999	38,328	329
Japanese Yen, Expiring 10/27/2016	Citigroup Global Markets	JPY	3,544	34,000	34,854	854
Malaysian Ringgit, Expiring 08/29/2016	Citigroup Global Markets	MYR	2,429	566,069	595,644	29,575
Expiring 09/26/2016	Citigroup Global Markets	MYR	97	23,705	23,794	89

Expiring 09/26/2016	Citigroup Global Markets	MYR	408	99,675	99,990	315
Expiring 09/26/2016	Citigroup Global Markets	MYR	476	116,153	116,487	334
Expiring 09/26/2016	JPMorgan Chase	MYR	1,012	250,500	247,643	(2,857)
Expiring 10/07/2016	Barclays Capital Group	MYR	2,514	617,341	615,007	(2,334)
Expiring 10/07/2016	Barclays Capital Group	MYR	3,016	742,176	738,008	(4,168)
Expiring 10/07/2016	Citigroup Global Markets	MYR	113	28,000	27,669	(331)
Expiring 10/07/2016	Citigroup Global Markets	MYR	217	53,931	53,011	(920)
Expiring 10/07/2016	Citigroup Global Markets	MYR	245	61,046	60,005	(1,041)
Expiring 10/07/2016	Citigroup Global Markets	MYR	754	185,066	184,502	(564)
Expiring 10/07/2016	JPMorgan Chase	MYR	797	202,888	194,948	(7,940)
Expiring 10/07/2016	JPMorgan Chase	MYR	874	215,189	213,823	(1,366)
Mexican Peso, Expiring 10/14/2016	Citigroup Global Markets	MXN	598	32,000	31,609	(391)
Expiring 10/14/2016	Goldman Sachs & Co.	MXN	2,621	141,748	138,660	(3,088)
Expiring 10/21/2016	Citigroup Global Markets	MXN	1,030	54,499	54,424	(75)
Expiring 10/21/2016	Citigroup Global Markets	MXN	3,754	198,152	198,445	293
Expiring 10/21/2016	Citigroup Global Markets	MXN	33,435	1,787,244	1,767,456	(19,788)
New Taiwanese Dollar, Expiring 09/30/2016	Bank of America	TWD	513	16,000	16,080	80
Expiring 09/30/2016	Bank of America	TWD	796	25,000	24,977	(23)
Expiring 09/30/2016	Citigroup Global Markets	TWD	317	10,000	9,952	(48)
Expiring 09/30/2016	Citigroup Global Markets	TWD	926	29,001	29,027	26
Expiring 09/30/2016	Citigroup Global Markets	TWD	3,155	98,015	98,935	920
Expiring 09/30/2016	JPMorgan Chase	TWD	512	16,000	16,058	58
Expiring 09/30/2016	JPMorgan Chase	TWD	830	26,000	26,045	45
Expiring 09/30/2016	JPMorgan Chase	TWD	23,424	726,555	734,625	8,070
Peruvian Nuevo Sol, Expiring 08/05/2016	Bank of America	PEN	46	14,000	13,727	(273)
Expiring 08/05/2016	Bank of America	PEN	122	37,000	36,260	(740)
Expiring 08/05/2016	Citigroup Global Markets	PEN	71	21,000	21,077	77
Expiring 08/05/2016	Citigroup Global Markets	PEN	134	40,000	40,077	77
Expiring 08/05/2016	Citigroup Global Markets	PEN	163	49,000	48,590	(410)
Expiring 08/05/2016	Citigroup Global Markets	PEN	449	133,741	133,950	209
Expiring 08/05/2016	Citigroup Global Markets	PEN	962	285,388	286,958	1,570
Expiring 08/05/2016	Goldman Sachs & Co.	PEN	73	21,418	21,692	274
Expiring 08/05/2016	JPMorgan Chase	PEN	30	9,000	8,957	(43)

Expiring 09/08/2016	Citigroup Global Markets	PEN	103	30,741	30,647	(94)
Expiring 10/20/2016	Citigroup Global Markets	PEN	203	59,845	59,943	98
Philippine Peso, Expiring 08/15/2016	Bank of America	PHP	1,694	36,000	35,921	(79)
Expiring 08/15/2016	Bank of America	PHP	4,370	92,321	92,697	376
Expiring 08/15/2016	Barclays Capital Group	PHP	9,522	202,809	201,956	(853)
Expiring 08/15/2016	BNP Paribas	PHP	286	6,125	6,067	(58)
Expiring 08/15/2016	Citigroup Global Markets	PHP	6,586	139,085	139,680	595
Expiring 08/15/2016	Goldman Sachs & Co.	PHP	453	9,657	9,616	(41)
Expiring 08/15/2016	Goldman Sachs & Co.	PHP	2,121	44,817	44,990	173
Expiring 08/15/2016	Goldman Sachs & Co.	PHP	2,260	47,774	47,928	154
Expiring 08/15/2016	JPMorgan Chase	PHP	1,890	40,000	40,086	86
Expiring 08/15/2016	JPMorgan Chase	PHP	15,374	323,997	326,071	2,074
Expiring 10/20/2016	Citigroup Global Markets	PHP	1,937	41,000	40,949	(51)
Expiring 10/20/2016	JPMorgan Chase	PHP	1,654	35,000	34,968	(32)
Polish Zloty, Expiring 10/21/2016	Bank of America	PLN	154	39,346	39,426	80
Expiring 10/21/2016	Citigroup Global Markets	PLN	154	39,345	39,450	105
Expiring 10/21/2016	Citigroup Global Markets	PLN	7,443	1,866,201	1,906,448	40,247
Romanian Leu, Expiring 10/21/2016	Bank of America	RON	720	178,181	181,183	3,002
Expiring 10/21/2016	Citigroup Global Markets	RON	255	64,115	64,215	100
Russian Ruble, Expiring 10/07/2016	Bank of America	RUB	3,829	59,663	57,018	(2,645)
Expiring 10/07/2016	Bank of America	RUB	4,018	62,645	59,831	(2,814)
Expiring 10/07/2016	Bank of America	RUB	5,441	84,930	81,026	(3,904)
Expiring 10/07/2016	Bank of America	RUB	14,546	225,700	216,603	(9,097)
Expiring 10/07/2016	Bank of America	RUB	16,738	254,298	249,236	(5,062)
Expiring 10/07/2016	Citigroup Global Markets	RUB	2,014	31,412	29,992	(1,420)
Expiring 10/07/2016	Citigroup Global Markets	RUB	4,087	60,910	60,858	(52)
Expiring 10/07/2016	Citigroup Global Markets	RUB	5,211	79,781	77,593	(2,188)
Expiring 10/07/2016	Credit Suisse First Boston Corp.	RUB	24,903	385,882	370,814	(15,068)
Singapore Dollar, Expiring 09/30/2016	Barclays Capital Group	SGD	12	9,000	9,076	76
Expiring 09/30/2016	Citigroup Global Markets	SGD	175	129,645	130,212	567
South African Rand, Expiring 10/13/2016	Citigroup Global Markets	ZAR	322	22,001	22,831	830
Expiring 10/13/2016	Citigroup Global Markets	ZAR	739	50,722	52,450	1,728

Expiring 10/13/2016	Citigroup Global Markets	ZAR	1,472	101,444	104,510	3,066
Expiring 10/13/2016	Citigroup Global Markets	ZAR	1,475	101,404	104,686	3,282
Expiring 10/13/2016	Citigroup Global Markets	ZAR	1,771	120,416	125,681	5,265
Expiring 10/13/2016	Goldman Sachs & Co.	ZAR	739	50,722	52,428	1,706
Expiring 10/13/2016	Goldman Sachs & Co.	ZAR	2,949	200,694	209,328	8,634
South Korean Won, Expiring 09/30/2016	Citigroup Global Markets	KRW	17,076	15,000	15,240	240
Expiring 09/30/2016	Citigroup Global Markets	KRW	88,784	78,500	79,239	739
Expiring 09/30/2016	JPMorgan Chase	KRW	13,666	12,000	12,197	197
Thai Baht, Expiring 10/21/2016	Bank of America	THB	1,393	40,000	39,936	(64)
Expiring 10/21/2016	Barclays Capital Group	THB	27,622	787,744	791,937	4,193
Expiring 10/21/2016	Citigroup Global Markets	THB	1,469	42,000	42,128	128
Expiring 10/21/2016	Citigroup Global Markets	THB	2,222	63,750	63,718	(32)
Expiring 10/21/2016	Citigroup Global Markets	THB	11,064	317,787	317,201	(586)
Expiring 10/21/2016	Goldman Sachs & Co.	THB	2,343	67,300	67,166	(134)
Turkish Lira, Expiring 08/19/2016	Bank of America	TRY	2,051	671,557	683,477	11,920
Expiring 08/19/2016	Barclays Capital Group	TRY	33	11,000	10,862	(138)
Expiring 08/19/2016	Barclays Capital Group	TRY	60	20,001	19,989	(12)
Expiring 08/19/2016	Barclays Capital Group	TRY	68	23,000	22,525	(475)
Expiring 08/19/2016	Barclays Capital Group	TRY	258	85,672	85,964	292
Expiring 08/19/2016	Citigroup Global Markets	TRY	367	125,113	122,183	(2,930)
Expiring 08/19/2016	Deutsche Bank AG	TRY	91	30,528	30,252	(276)
Expiring 08/19/2016	JPMorgan Chase	TRY	21	7,109	6,975	(134)
Expiring 08/19/2016	JPMorgan Chase	TRY	1,026	337,895	341,738	3,843
Expiring 08/19/2016	JPMorgan Chase	TRY	2,051	671,308	683,477	12,169

				$20,683,295	$20,743,703	$60,408

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Brazilian Real, Expiring 08/02/2016	Barclays Capital Group	BRL	1,523	$457,070	$469,686	$ (12,616)
Expiring 08/02/2016	Goldman Sachs & Co.	BRL	875	270,640	269,780	860
Expiring 09/02/2016	Goldman Sachs & Co.	BRL	1,365	412,528	416,212	(3,684)
Canadian Dollar, Expiring 10/14/2016	JPMorgan Chase	CAD	384	291,172	294,524	(3,352)
Chilean Peso, Expiring 08/05/2016	Bank of America	CLP	86,658	132,000	132,304	(304)
Expiring 08/05/2016	Citigroup Global Markets	CLP	9,059	13,000	13,831	(831)

Expiring 08/05/2016	Goldman Sachs & Co.	CLP	10,041	14,643	15,329	(686)
Expiring 08/05/2016	UBS AG	CLP	5,404	8,000	8,251	(251)
Chinese Renminbi, Expiring 10/27/2016	Hong Kong & Shanghai Bank	CNH	1,901	282,945	284,897	(1,952)
Colombian Peso, Expiring 08/05/2016	Citigroup Global Markets	COP	467,468	152,456	152,097	359
Expiring 08/05/2016	Citigroup Global Markets	COP	403,472	131,348	131,275	73
Expiring 08/05/2016	Citigroup Global Markets	COP	75,294	24,500	24,498	2
Expiring 08/05/2016	Citigroup Global Markets	COP	24,722	8,000	8,044	(44)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	118,264	40,837	38,479	2,358
Expiring 08/05/2016	Goldman Sachs & Co.	COP	113,379	38,663	36,889	1,774
Expiring 08/05/2016	JPMorgan Chase	COP	65,956	22,000	21,460	540
Expiring 08/05/2016	UBS AG	COP	269,080	86,695	87,549	(854)
Czech Koruna, Expiring 10/21/2016	Citigroup Global Markets	CZK	3,204	131,108	132,919	(1,811)
Euro, Expiring 10/07/2016	Citigroup Global Markets	EUR	55	61,047	61,796	(749)
Expiring 10/07/2016	Citigroup Global Markets	EUR	49	53,931	54,593	(662)
Expiring 10/27/2016	Bank of America	EUR	1,566	1,728,052	1,757,132	(29,080)
Expiring 10/27/2016	Citigroup Global Markets	EUR	17	19,000	19,355	(355)
Expiring 10/27/2016	Goldman Sachs & Co.	EUR	89	99,076	100,035	(959)
Expiring 10/27/2016	Goldman Sachs & Co.	EUR	89	99,076	100,032	(956)
Indian Rupee, Expiring 08/12/2016	Bank of America	INR	15,149	225,700	225,685	15
Expiring 08/12/2016	Bank of America	INR	3,698	54,000	55,099	(1,099)
Expiring 08/12/2016	Bank of America	INR	604	9,000	9,000	—
Expiring 08/12/2016	Citigroup Global Markets	INR	17,297	255,263	257,679	(2,416)
Expiring 08/12/2016	JPMorgan Chase	INR	3,500	52,000	52,140	(140)
Expiring 08/12/2016	JPMorgan Chase	INR	1,897	28,000	28,256	(256)
Expiring 08/12/2016	JPMorgan Chase	INR	1,293	19,000	19,256	(256)
Indonesian Rupiah, Expiring 08/29/2016	Bank of America	IDR	1,135,200	86,000	86,297	(297)
Expiring 08/29/2016	Bank of America	IDR	237,586	18,000	18,061	(61)
Expiring 08/29/2016	Citigroup Global Markets	IDR	2,950,964	213,405	224,329	(10,924)
Expiring 08/29/2016	Citigroup Global Markets	IDR	2,070,808	149,506	157,421	(7,915)
Expiring 08/29/2016	Citigroup Global Markets	IDR	696,072	52,000	52,915	(915)
Expiring 08/29/2016	Citigroup Global Markets	IDR	278,040	21,000	21,136	(136)
Expiring 08/29/2016	Goldman Sachs & Co.	IDR	760,586	55,075	57,819	(2,744)

Expiring 08/29/2016	JPMorgan Chase	IDR	1,051,435	77,000	79,929	(2,929)
Expiring 08/29/2016	JPMorgan Chase	IDR	595,800	45,000	45,292	(292)
Expiring 08/29/2016	JPMorgan Chase	IDR	567,672	42,000	43,154	(1,154)
Expiring 08/29/2016	JPMorgan Chase	IDR	394,950	30,000	30,024	(24)
Expiring 08/29/2016	JPMorgan Chase	IDR	341,673	25,775	25,974	(199)
Expiring 08/29/2016	UBS AG	IDR	8,484,814	609,541	645,007	(35,466)
Expiring 08/29/2016	UBS AG	IDR	216,021	15,547	16,421	(874)
Israeli Shekel, Expiring 10/20/2016	Bank of America	ILS	485	126,168	127,449	(1,281)
Japanese Yen, Expiring 10/27/2016	Citigroup Global Markets	JPY	20,288	192,220	199,508	(7,288)
Expiring 10/27/2016	Citigroup Global Markets	JPY	5,850	56,000	57,527	(1,527)
Expiring 10/27/2016	Citigroup Global Markets	JPY	846	8,000	8,315	(315)
Malaysian Ringgit, Expiring 08/29/2016	Citigroup Global Markets	MYR	2,429	559,625	595,643	(36,018)
Expiring 10/07/2016	Citigroup Global Markets	MYR	761	187,087	186,082	1,005
Expiring 10/07/2016	Citigroup Global Markets	MYR	91	22,442	22,176	266
Expiring 10/07/2016	JPMorgan Chase	MYR	147	37,000	35,969	1,031
Expiring 10/07/2016	UBS AG	MYR	138	34,000	33,726	274
Mexican Peso, Expiring 10/21/2016	Barclays Capital Group	MXN	742	39,000	39,246	(246)
New Taiwanese Dollar, Expiring 09/30/2016	Bank of America	TWD	3,418	106,300	107,181	(881)
Expiring 09/30/2016	Bank of America	TWD	319	10,000	9,995	5
Expiring 09/30/2016	Citigroup Global Markets	TWD	1,313	41,001	41,189	(188)
Expiring 09/30/2016	JPMorgan Chase	TWD	510	15,999	16,000	(1)
Expiring 09/30/2016	UBS AG	TWD	709	22,000	22,242	(242)
Expiring 12/15/2016	Barclays Capital Group	TWD	34,702	1,030,352	1,090,160	(59,808)
New Zealand Dollar, Expiring 10/14/2016	UBS AG	NZD	228	165,938	163,871	2,067
Peruvian Nuevo Sol, Expiring 08/05/2016	Bank of America	PEN	202	61,000	60,280	720
Expiring 08/05/2016	Bank of America	PEN	150	45,000	44,865	135
Expiring 08/05/2016	Citigroup Global Markets	PEN	204	62,001	60,714	1,287
Expiring 08/05/2016	JPMorgan Chase	PEN	40	12,000	11,953	47
Expiring 08/05/2016	JPMorgan Chase	PEN	33	10,000	9,976	24
Expiring 08/05/2016	JPMorgan Chase	PEN	27	8,000	8,001	(1)
Expiring 09/08/2016	Credit Suisse First Boston Corp.	PEN	488	137,706	145,058	(7,352)
Philippine Peso, Expiring 08/15/2016	JPMorgan Chase	PHP	421	9,000	8,940	60
Expiring 10/20/2016	Goldman Sachs & Co.	PHP	16,121	342,417	340,774	1,643
Expiring 10/20/2016	JPMorgan Chase	PHP	2,320	49,000	49,050	(50)

Expiring 10/20/2016	JPMorgan Chase	PHP	1,988	42,000	42,032	(32)
Expiring 10/20/2016	UBS AG	PHP	1,374	29,000	29,046	(46)
Polish Zloty, Expiring 10/21/2016	Citigroup Global Markets	PLN	113	28,852	28,831	21
Expiring 10/21/2016	Hong Kong & Shanghai Bank	PLN	834	210,396	213,703	(3,307)
Expiring 10/21/2016	UBS AG	PLN	1,277	320,710	327,134	(6,424)
Romanian Leu, Expiring 10/21/2016	Citigroup Global Markets	RON	2,420	596,171	608,736	(12,565)
Russian Ruble, Expiring 10/07/2016	Bank of America	RUB	543	8,000	8,087	(87)
Expiring 10/07/2016	JPMorgan Chase	RUB	1,349	20,000	20,088	(88)
Singapore Dollar, Expiring 09/30/2016	BNP Paribas	SGD	443	328,515	329,997	(1,482)
Expiring 09/30/2016	Citigroup Global Markets	SGD	640	473,960	477,069	(3,109)
South African Rand, Expiring 10/13/2016	Citigroup Global Markets	ZAR	318	22,000	22,567	(567)
Expiring 10/13/2016	Goldman Sachs & Co.	ZAR	1,129	80,146	80,155	(9)
Expiring 10/13/2016	Toronto Dominion	ZAR	312	21,434	22,140	(706)
South Korean Won, Expiring 09/30/2016	Citigroup Global Markets	KRW	105,566	92,358	94,217	(1,859)
Expiring 09/30/2016	JPMorgan Chase	KRW	36,099	32,000	32,218	(218)
Turkish Lira, Expiring 08/19/2016	Barclays Capital Group	TRY	33	11,000	10,895	105
Expiring 08/19/2016	Citigroup Global Markets	TRY	708	234,900	235,812	(912)
Expiring 08/19/2016	Citigroup Global Markets	TRY	464	155,010	154,519	491
Expiring 08/19/2016	Citigroup Global Markets	TRY	457	152,000	152,274	(274)
Expiring 08/19/2016	Citigroup Global Markets	TRY	275	89,781	91,504	(1,723)
Expiring 08/19/2016	Citigroup Global Markets	TRY	250	83,640	83,389	251
Expiring 08/19/2016	Citigroup Global Markets	TRY	84	28,000	27,914	86
Expiring 08/19/2016	Citigroup Global Markets	TRY	28	9,000	9,192	(192)
Expiring 08/19/2016	Goldman Sachs & Co.	TRY	572	193,300	190,599	2,701
Expiring 08/19/2016	Goldman Sachs & Co.	TRY	470	160,728	156,529	4,199
Expiring 08/19/2016	JPMorgan Chase	TRY	455	156,947	151,672	5,275
Expiring 08/19/2016	JPMorgan Chase	TRY	271	90,137	90,459	(322)

				$13,719,840	$13,968,529	$ (248,689)

						$ (188,281)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Cross currency exchange contract outstanding at July 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
10/14/2016	Buy	AUD	214	NZD	225	$(421)	Citigroup Global Markets

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Interest rate swap agreements outstanding at July 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MYR	1,650	05/20/21	3.770%	3 Month Malaysia Bumiputra Rate(1)	$5,116	$—	$5,116	JPMorgan Chase
THB	9,000	02/28/26	2.300%	6 Month Thailand Fixing Rate(1)	8,134	—	8,134	JPMorgan Chase

					$13,250	$—	$13,250

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
MXN	4,500	02/16/21	5.400%	28 Day Mexican Interbank Rate(1)	$(60)	$(4,511)	$(4,451)
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	434	5,976	5,542
MXN	20,650	06/04/25	6.470%	28 Day Mexican Interbank Rate(1)	(5,022)	26,297	31,319
MXN	3,400	01/05/26	6.260%	28 Day Mexican Interbank Rate(2)	179	(1,162)	(1,341)

					$(4,469)	$26,600	$31,069

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at July 31, 2016.

(1)	The Series pays the floating rate and receives the fixed rate.
(2)	The Series pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$957,395	$—
Brazil	—	4,075,268	—
Colombia	—	1,003,068	—
Czech Republic	—	283,185	—

Hungary	—	1,515,089	—
Indonesia	—	4,056,461	—
Kazakhstan	—	137,513	—
Malaysia	—	1,534,602	—
Mexico	—	2,546,349	—
Peru	—	265,123	—
Philippines	—	371,229	—
Poland	—	2,335,347	—
Romania	—	1,320,943	—
Russia	—	1,918,691	—
South Africa	—	3,272,750	—
South Korea	—	95,576	—
Thailand	—	1,529,672	—
Turkey	—	2,325,779	—
Venezuela	—	98,454	—
Affiliated Mutual Fund	902,395	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(188,281)	—
OTC Cross Currency Exchange Contract	—	(421)	—
OTC Interest Rate Swap Agreements		13,250
Centrally Cleared Interest Rate Swap Agreements	—	31,069	—

Total	$902,395	$29,498,111	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2016 were as follows:

Foreign Government Obligations	83.4%
Foreign Agencies	6.9
Affiliated Mutual Fund	2.8
Foreign Corporations	2.2

95.3
Other assets in excess of liabilities	4.7

100.0%

Prudential Jennison Emerging Markets Equity Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCKS — 87.5%
Argentina — 3.9%
MercadoLibre, Inc.	2,701	$413,469

Brazil — 9.1%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	36,677	215,601
Cia de Saneamento Basico do Estado de Sao Paulo	25,118	237,825
Lojas Renner SA	26,122	219,375
Raia Drogasil SA	14,719	303,286

		976,087

Chile — 1.4%
Sociedad Quimica Y Minera de Chile SA, ADR	6,014	149,027

China — 24.1%
58.Com, Inc., ADR*	6,034	313,828
Alibaba Group Holding Ltd., ADR*	6,389	526,965
China Biologic Products, Inc.*	1,665	198,768
Ctrip.com International Ltd., ADR*	10,227	446,613
JD.com, Inc., ADR*	10,510	227,541
Tencent Holdings Ltd.	35,447	856,156

		2,569,871

Hong Kong — 2.4%
Sands China Ltd.	65,672	251,273

India — 1.9%
HDFC Bank Ltd., ADR	2,903	201,091

Indonesia — 8.5%
Astra International Tbk PT	518,201	306,832
Matahari Department Store Tbk PT	188,392	287,522
Mitra Keluarga Karyasehat Tbk PT	672,510	130,604
Waskita Karya Persero Tbk PT	867,664	183,931

		908,889

Malaysia — 1.8%
IHH Healthcare Bhd	118,829	190,921

Mexico — 4.1%
Alsea SAB de CV	56,349	201,324
Grupo Aeroportuario Del Centro Norte SAB de CV	37,157	231,265

		432,589

Philippines — 3.9%
Ayala Land, Inc.	213,910	179,447
Universal Robina Corp.	56,327	239,807

		419,254

South Africa — 2.5%
Aspen Pharmacare Holdings Ltd.*	5,276	142,485
Mr. Price Group Ltd.	7,856	129,552

		272,037

South Korea — 7.4%
Amorepacific Corp.	667	230,938
Celltrion, Inc.*	1,900	176,690
Medy-Tox, Inc.	493	190,988
Osstem Implant Co. Ltd.*	2,886	196,511

		795,127

Taiwan — 5.3%
Hota Industrial Manufacturing Co. Ltd.	30,000	136,663
Largan Precision Co. Ltd.	3,000	322,524
Tung Thih Electronic Co. Ltd.	8,000	108,593

		567,780

Thailand — 7.4%
Airports of Thailand PCL	11,797	133,787
Bangkok Dusit Medical Services PCL	272,797	176,536
CP ALL PCL	159,216	236,561
Group Lease PCL, ADR	42,794	52,920
Group Lease PCL	150,936	186,341

		786,145

Turkey — 3.8%
Tofas Turk Otomobil Fabrikasi A/S	33,044	261,637
Ulker Biskuvi Sanayi A/S	21,890	145,126

		406,763

TOTAL COMMON STOCKS (cost $8,200,388)		9,340,323

	Units
PARTICIPATORY NOTES† — 12.5%
India
Ashok Leyland Ltd., expiring 10/29/17 144A(a)	166,555	237,825
Asian Paints Ltd., expiring 05/31/18 144A(a)	12,586	210,217
Biocon Ltd., expiring 06/08/21 144A(a)	13,981	173,783
Eicher Motors Ltd., expiring 08/27/18 144A(a)	590	198,661
Godrej Consumer Products Ltd., expiring 09/11/20 144A(a)	6,404	152,722
Lupin Ltd., expiring 10/29/17 144A(a)	4,496	117,266
Maruti Suzuki India Ltd., expiring 12/08/20 144A(a)	3,441	245,419

TOTAL PARTICIPATORY NOTES (cost $1,179,244)		1,335,893

WARRANTS*(d)
Thailand
Group Lease, expiring 07/31/18 (cost $0)	14,460	1,245

TOTAL LONG-TERM INVESTMENTS (cost $9,379,632)		10,677,461

	Shares
SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $230,765)(b)	230,765	230,765

TOTAL INVESTMENTS — 102.2% (cost $9,610,397)(c)		10,908,226
Liabilities in excess of other assets — (2.2)%		(231,817)

NET ASSETS — 100.0%		$10,676,409

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
†	Participatory notes represented 12.5% of net assets, of which the portfolio attributed 3.8% to Bank of America, 1.5% to Deutsche Bank AG, 3.3% to Goldman Sachs & Co., and 3.9% to JPMorgan Chase as counterparties to the securities.
*	Non-income producing security.
L1	Level one
L2	Level two
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$9,610,397

Appreciation	1,588,175
Depreciation	(290,346)

Net Unrealized Appreciation	$1,297,829

The book basis may differ from tax basis due to certain tax-related adjustments.

(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure at July 31, 2016.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$413,469	$—	$—
Brazil	976,087	—	—
Chile	149,027	—	—
China	1,713,715	856,156	—
Hong Kong	—	251,273	—
India	201,091	—	—
Indonesia	—	908,889	—
Malaysia	190,921	—	—
Mexico	432,589	—	—
Philippines	—	419,254	—
South Africa	—	272,037	—
South Korea	—	795,127	—
Taiwan	—	567,780	—
Thailand	556,689	229,456	—
Turkey	—	406,763	—
Participatory Notes
India	—	1,335,893	—
Warrants
Thailand	—	1,245	—
Affiliated Mutual Fund	230,765	—	—

Total	$4,864,353	$6,043,873	$—

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investment in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$120,630	L1 to L2	Official Close to Model Price
Common Stocks	$174,615	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows:

Internet Software & Services	19.8%
Automobiles	7.6
Biotechnology	6.9
Internet & Catalog Retail	6.3
Food & Staples Retailing	5.1
Multiline Retail	4.8
Health Care Providers & Services	4.7
Hotels, Restaurants & Leisure	4.2
Machinery	4.1
Food Products	3.6
Personal Products	3.6
Chemicals	3.4
Transportation Infrastructure	3.4
Electronic Equipment, Instruments & Components	3.0
Pharmaceuticals	2.4
Auto Components	2.3
Consumer Finance	2.3
Water Utilities	2.2
Affiliated Mutual Fund	2.2
Diversified Financial Services	2.0
Banks	1.9
Health Care Equipment & Supplies	1.8
Construction & Engineering	1.7
Real Estate Management & Development	1.7
Specialty Retail	1.2

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Australia — 6.7%
Sydney Airport	394,190	$2,270,004
Transurban Group	209,048	1,997,367
Transurban Group, 144A	7,675	73,331

		4,340,702

Brazil — 1.3%
CCR SA	144,419	831,576

Canada — 7.6%
Enbridge, Inc. (NYSE)	20,556	845,468
Enbridge, Inc. (TSX)	21,831	898,053
Fortis, Inc. Canada	18,738	620,701
Pembina Pipeline Corp.	20,650	601,535
Transcanada Corp. (NYSE)	15,712	728,251
Transcanada Corp. (TSX)	26,292	1,219,100

		4,913,108

China — 0.9%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	388,948	313,106
Huaneng Renewables Corp. Ltd. (Class H Stock)	939,552	301,621

		614,727

Denmark — 1.0%
DONG Energy A/S*	13,644	555,722
DONG Energy A/S, 144A*	2,955	120,358

		676,080

France — 4.6%
Aeroports de Paris	2,985	317,508
Eiffage SA	17,960	1,380,866
Groupe Eurotunnel SE	27,455	285,334
Veolia Environnement SA	20,186	447,383
Vinci SA	6,921	526,035

		2,957,126

Hong Kong — 1.7%
Guangdong Investment Ltd.	366,526	563,256
HKBN Ltd.	477,896	571,440

		1,134,696

Italy — 6.4%
Atlantia SpA	56,110	1,403,669
Enav SpA*	32,927	130,979
Enav SpA, 144A*	132,039	525,233
Enel SpA	169,698	781,050
Infrastrutture Wireless Italiane SpA	77,169	386,172
Infrastrutture Wireless Italiane SpA, 144A	54,971	275,088
Snam SpA	114,256	661,383

		4,163,574

Mexico — 4.8%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	129,794	1,275,996
Infraestructura Energetica Nova SAB de CV	230,364	929,688
Promotora y Operadora de Infraestructura SAB de CV	77,016	899,916

		3,105,600

Spain — 5.5%
Aena SA	4,587	661,639
Atlantica Yield PLC	34,913	703,497
Cellnex Telecom SAU	26,568	470,264
Ferrovial SA	83,525	1,728,837

		3,564,237

Switzerland — 2.4%
Flughafen Zuerich AG	8,412	1,576,916

United States — 54.0%
American Electric Power Co., Inc.	28,984	2,008,591
American Tower Corp., REIT	12,261	1,419,456
American Water Works Co., Inc.	19,055	1,573,562
Atmos Energy Corp.	23,624	1,884,959
Charter Communications, Inc. (Class A Stock)*	5,593	1,313,628
Cheniere Energy Partners LP Holdings LLC	39,912	808,218
Cheniere Energy, Inc.*	15,591	652,171
Crown Castle International Corp., REIT	14,422	1,399,367
CyrusOne, Inc., REIT	32,471	1,780,060
Digital Realty Trust, Inc., REIT	8,071	843,097
DTE Energy Co.	6,657	649,191
Duke Energy Corp.	7,230	618,816
Edison International	28,586	2,211,985
Energy Transfer Partners LP, MLP	34,104	1,347,108
Enterprise Products Partners LP, MLP	22,042	627,536
Exelon Corp.	28,767	1,072,434
Kinder Morgan, Inc.	30,924	628,685
NextEra Energy, Inc.	21,981	2,819,942
NiSource, Inc.	36,346	932,638
Norfolk Southern Corp.	11,366	1,020,439
ONEOK Partners LP, MLP	21,625	869,974
PG&E Corp.	41,842	2,675,377
Plains All American Pipeline LP, MLP	40,251	1,121,393
SemGroup Corp. (Class A Stock)	21,482	622,119
Sempra Energy	20,659	2,311,329
Targa Resources Corp.	15,262	568,662
Union Pacific Corp.	6,928	644,650
Williams Cos., Inc. (The)	13,025	312,209
Williams Partners LP, MLP	10,586	395,281

		35,132,877

TOTAL LONG-TERM INVESTMENTS (cost $53,984,580)		63,011,219

SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,046,790)(a)	2,046,790	2,046,790

TOTAL INVESTMENTS — 100.0% (cost $56,031,370)(b)		65,058,009
Liabilities in excess of other assets		(1,973)

NET ASSETS — 100.0%		$65,056,036

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MLP	Master Limited Partnership
NYSE	New York Stock Exchange
OTC	Over-the-counter
REIT	Real Estate Investment Trust
TSX	Toronto Stock Exchange

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$56,474,360

Appreciation	9,313,021
Depreciation	(729,372)

Net Unrealized Appreciation	$8,583,649

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,340,702	$—
Brazil	831,576	—	—
Canada	4,913,108	—	—
China	—	614,727	—
Denmark	555,722	120,358	—
France	—	2,957,126	—
Hong Kong	—	1,134,696	—
Italy	130,979	4,032,595	—
Mexico	3,105,600	—	—
Spain	703,497	2,860,740	—
Switzerland	—	1,576,916	—
United States	35,132,877	—	—
Affiliated Mutual Fund	2,046,790	—	—

Total	$47,420,149	$17,637,860	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows:

Electric Utilities	20.7%
Transportation Infrastructure	19.0
Oil, Gas & Consumable Fuels	18.9
Real Estate Investment Trusts (REITs)	8.3
Multi-Utilities	6.7
Construction & Engineering	5.6
Gas Utilities	5.3
Water Utilities	3.2
Affiliated Mutual Fund	3.1
Diversified Telecommunication Services	2.6
Road & Rail	2.6
Independent Power & Renewable Electricity Producers	2.0
Media	2.0

100.0%

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Argentina — 2.1%
MercadoLibre, Inc.	37,499	$5,740,347

Australia — 1.7%
Atlassian Corp. PLC (Class A Stock)*	156,584	4,692,822

Brazil — 1.8%
Raia Drogasil SA	250,414	5,159,807

China — 12.1%
Alibaba Group Holding Ltd., ADR*(a)	123,659	10,199,395
Ctrip.com International Ltd., ADR*(a)	89,424	3,905,146
Tencent Holdings Ltd.	814,271	19,667,191

		33,771,732

Denmark — 2.4%
Novo Nordisk A/S (Class B Stock)	119,423	6,791,143

France — 2.4%
Dassault Systemes SA	80,063	6,613,079

Germany — 3.7%
adidas AG	62,038	10,191,146

Indonesia — 1.9%
Astra International Tbk PT	9,185,934	5,439,086

Japan — 4.1%
Shionogi & Co. Ltd.	140,360	7,280,168
Sysmex Corp.	59,404	4,115,021

		11,395,189

Singapore — 3.1%
Broadcom Ltd.	53,761	8,708,207

South Korea — 2.1%
Amorepacific Corp.	17,117	5,926,485

Spain — 7.0%
Amadeus IT Holding SA (Class A Stock)	144,224	6,771,454
Inditex SA	370,990	12,830,286

		19,601,740

Thailand — 2.1%
CP ALL PCL	3,933,096	5,854,880

United Kingdom — 3.5%
ASOS PLC*	101,274	6,046,312
St. James’s Place PLC	306,218	3,747,631

		9,793,943

United States — 49.7%
Allergan PLC*	28,318	7,163,038
Alphabet Inc. (Class A Stock)*	14,905	11,794,923
Amazon.com, Inc.*	19,103	14,495,547
Apple, Inc.	46,060	4,799,913
BioMarin Pharmaceutical, Inc.*	66,085	6,570,171
Bristol-Myers Squibb Co.	108,115	8,088,083
Celgene Corp.*	21,265	2,385,720
Eli Lilly & Co.	49,942	4,139,692
Facebook, Inc. (Class A Stock)*	120,607	14,948,032

Home Depot, Inc. (The)	79,728	11,021,599
MasterCard, Inc. (Class A Stock)	121,562	11,577,565
Mobileye NV*(a)	55,382	2,653,352
Netflix, Inc.*	78,661	7,177,816
NIKE, Inc. (Class B Stock)	137,884	7,652,562
Regeneron Pharmaceuticals, Inc.*	5,974	2,539,667
salesforce.com, inc.*	66,978	5,478,800
Shire PLC	103,969	6,716,662
Tesla Motors, Inc.*(a)	13,372	3,139,612
TJX Cos., Inc. (The)	35,592	2,908,578
Ulta Salon Cosmetics & Fragrance, Inc.*	14,037	3,666,605

		138,917,937

TOTAL LONG-TERM INVESTMENTS (cost $241,032,540)		278,597,543

SHORT-TERM INVESTMENT — 6.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $19,014,167; includes $18,080,020 of cash collateral for securities on loan)(b)(c)	19,014,167	19,014,167

TOTAL INVESTMENTS — 106.5% (cost $260,046,707)(d)		297,611,710
Liabilities in excess of other assets — (6.5)%		(18,168,529)

NET ASSETS — 100.0%		$279,443,181

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,693,691; cash collateral of $18,080,020 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$261,884,224

Appreciation	37,200,753
Depreciation	(1,473,267)

Net Unrealized Appreciation	$35,727,486

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$5,740,347	$—	$—
Australia	4,692,822	—	—
Brazil	5,159,807	—	—
China	14,104,541	19,667,191	—
Denmark	—	6,791,143	—
France	—	6,613,079	—
Germany	—	10,191,146	—
Indonesia	—	5,439,086	—
Japan	—	11,395,189	—
Singapore	8,708,207	—	—
South Korea	—	5,926,485	—
Spain	—	19,601,740	—
Thailand	—	5,854,880	—
United Kingdom	—	9,793,943	—
United States	132,201,275	6,716,662	—
Affiliated Mutual Fund	19,014,167	—	—

Total	$189,621,166	$107,990,544	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows:

Internet Software & Services	22.3%
Pharmaceuticals	12.0
Internet & Catalog Retail	11.4
Specialty Retail	10.8
Software	7.1
Affiliated Mutual Fund (including 6.5% of collateral for securities on loan)	6.8
Biotechnology	6.6
IT Services	6.5
Textiles, Apparel & Luxury Goods	6.4
Food & Staples Retailing	3.9
Semiconductors & Semiconductor Equipment	3.1
Automobiles	3.0
Personal Products	2.1
Technology Hardware, Storage & Peripherals	1.7
Health Care Equipment & Supplies	1.5
Insurance	1.3

106.5
Liabilities in excess of other assets	(6.5)

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of July 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 95.0%
Argentina — 2.0%
MercadoLibre, Inc.	6,187	$947,106

Australia — 1.7%
Atlassian Corp. PLC (Class A Stock)*	27,162	814,045

China — 13.2%
Alibaba Group Holding Ltd., ADR*(a)	21,866	1,803,508
Ctrip.com International Ltd., ADR*	16,481	719,725
Tencent Holdings Ltd.	158,124	3,819,189

		6,342,422

Denmark — 2.6%
Novo Nordisk A/S (Class B Stock)	21,864	1,243,325

France — 6.2%
Dassault Systemes SA	29,884	2,468,372
Valeo SA	9,996	512,809

		2,981,181

Germany — 8.1%
adidas AG	13,836	2,272,876
Fresenius SE & Co. KGaA	17,428	1,301,838
KUKA AG	2,434	294,981

		3,869,695

Hong Kong — 2.0%
Techtronic Industries Co. Ltd.	222,725	943,181

India — 1.6%
HDFC Bank Ltd., ADR	11,366	787,323

Indonesia — 2.7%
PT Astra International Tbk	1,734,413	1,026,964
PT Tower Bersama Infrastructure Tbk	559,475	243,853
PT Tower Bersama Infrastructure Tbk, 144A(b)	72,770	31,717

		1,302,534

Italy — 2.8%
Anima Holding SpA	54,879	275,476
Anima Holding SpA, 144A(b)	8,700	43,671
Brembo SpA	8,950	523,410
Brunello Cucinelli SpA	28,127	524,836

		1,367,393

Japan — 10.9%
LINE Corp., ADR*(a)	5,865	215,363
Nintendo Co. Ltd.	2,028	420,947
Ono Pharmaceutical Co. Ltd.	39,898	1,435,046
Shionogi & Co. Ltd.	34,151	1,771,338
Sysmex Corp.	20,213	1,400,191

		5,242,885

Jordan — 1.7%
Hikma Pharmaceuticals PLC	23,606	821,978

Mexico — 1.3%
Alsea SAB de CV	144,668	516,870

Alsea SAB de CV, 144A(b)	23,432	83,718

		600,588

Netherlands — 2.1%
ASML Holding NV	9,119	1,001,277

Singapore — 3.0%
Broadcom Ltd.	8,885	1,439,192

South Korea — 2.6%
Amorepacific Corp.	3,560	1,232,593

Spain — 8.1%
Amadeus IT Holding SA (Class A Stock)	30,499	1,431,957
Industria de Diseno Textil SA	70,930	2,453,037

		3,884,994

Sweden — 4.4%
Assa Abloy AB (Class B Stock)	61,227	1,343,202
Hexagon AB (Class B Stock)	19,396	765,090

		2,108,292

Switzerland — 1.5%
Givaudan SA	351	720,863

United Kingdom — 5.4%
ASOS PLC*	16,977	1,013,570
St. James’s Place PLC	75,244	920,869
Worldpay Group PLC*	173,968	674,837

		2,609,276

United States — 11.1%
Albemarle Corp.	9,802	825,034
Allergan PLC*	5,312	1,343,670
lululemon athletica, Inc.*	11,170	867,351
Mobileye NV*	17,163	822,279
Shire PLC	22,735	1,468,739

		5,327,073

TOTAL COMMON STOCKS (cost $38,646,164)		45,587,216

PARTICIPATORY NOTES† — 3.2%
India
Credit Suisse Bharti Infratel Ltd., expiring 06/18/20, Private Placement, 144A(b)	116,596	688,055
Goldman Sachs Maruti Suzuki India, expiring 07/26/17, Private Placement, 144A(b)	11,627	828,405

TOTAL PARTICIPATORY NOTES (cost $1,579,233)		1,516,460

PREFERRED STOCK — 1.5%
Germany
Sartorius AG (cost $697,781)	9,110	728,413

TOTAL LONG-TERM INVESTMENTS (cost $40,923,178)		47,832,089

SHORT-TERM INVESTMENT — 5.7%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,746,132; includes $2,062,300 of cash collateral for securities on loan)(c)(d)	2,746,132	2,746,132

TOTAL INVESTMENTS — 105.4% (cost $43,669,310)(e)		50,578,221
Liabilities in excess of other assets — (5.4)%		(2,606,803)

NET ASSETS — 100.0%		$47,971,418

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
OTC	Over-the-counter

*	Non-income producing security.
†	Participatory notes represented 3.2% of net assets, of which the Series attributed 1.5% to Credit Suisse First Boston Corp. and 1.7% to Goldman Sachs & Co. as counterparties to the securities.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,021,378; cash collateral of $2,062,300 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$43,700,845

Appreciation	7,390,067
Depreciation	(512,691)

Net Unrealized Appreciation	$6,877,376

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$947,106	$—	$—
Australia	814,045	—	—
China	2,523,233	3,819,189	—
Denmark	—	1,243,325	—
France	—	2,981,181	—
Germany	294,981	3,574,714	—
Hong Kong	—	943,181	—
India	787,323	—	—
Indonesia	—	1,302,534	—

Italy	524,836	842,557	—
Japan	215,363	5,027,522	—
Jordan	—	821,978	—
Mexico	516,870	83,718	—
Netherlands	—	1,001,277	—
Singapore	1,439,192	—	—
South Korea	—	1,232,593	—
Spain	—	3,884,994	—
Sweden	—	2,108,292	—
Switzerland	—	720,863	—
United Kingdom	—	2,609,276	—
United States	3,858,334	1,468,739	—
Participatory Notes
India	—	1,516,460	—
Preferred Stock
Germany	—	728,413	—
Affiliated Mutual Fund	2,746,132	—	—

Total	$14,667,415	$35,910,806	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows:

Pharmaceuticals	13.8%
Internet Software & Services	13.7
Software	9.8
Textiles, Apparel & Luxury Goods	7.7
Affiliated Mutual Fund (including 4.3% of collateral for securities on loan)	5.7
Specialty Retail	5.1
Semiconductors & Semiconductor Equipment	5.1
Health Care Equipment & Supplies	4.4
IT Services	4.4
Automobiles	3.8
Internet & Catalog Retail	3.6
Chemicals	3.2
Biotechnology	3.1
Building Products	2.8
Health Care Providers & Services	2.7
Personal Products	2.6
Auto Components	2.2
Household Durables	2.0
Insurance	1.9
Banks	1.6
Electronic Equipment, Instruments & Components	1.6
Diversified Telecommunication Services	1.5
Hotels, Restaurants & Leisure	1.3
Capital Markets	0.6
Machinery	0.6
Wireless Telecommunication Services	0.6

105.4
Liabilities in excess of other assets	(5.4)

100.0%

Prudential QMA International Equity Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 95.2%
Australia — 4.3%
Aristocrat Leisure Ltd.	72,001	$873,868
Bluescope Steel Ltd.	103,305	666,449
Coca-Cola Amatil Ltd.	140,342	981,763
Commonwealth Bank of Australia	2,719	160,058
Dexus Property Group, REIT	237,196	1,761,574
Evolution Mining Ltd.	443,737	971,089
Fortescue Metals Group Ltd.	479,587	1,635,690
Goodman Group, REIT	17,990	103,180
Macquarie Group Ltd.	29,364	1,662,500
Oz Minerals Ltd.	182,311	892,607
Seven West Media Ltd.	359,202	283,559
Sydney Airport	27,783	159,993
Transurban Group	109,150	1,042,883

		11,195,213

Austria — 1.1%
Lenzing AG	7,431	779,017
UNIQA Insurance Group AG	140,124	867,004
voestalpine AG	34,859	1,229,326

		2,875,347

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	1,473	190,301

Brazil — 1.0%
Banco Santander Brasil SA	276,600	1,744,532
BM&FBovespa SA	17,000	99,932
Smiles SA	56,100	903,856

		2,748,320

Canada — 5.6%
Bank of Montreal	35,200	2,256,531
Bank of Nova Scotia (The)	16,500	837,985
CCL Industries, Inc. (Class B Stock)	600	107,395
Genworth MI Canada, Inc.	33,000	881,331
Magna International, Inc.	6,000	231,149
Metro, Inc.	27,800	1,010,735
Open Text Corp.	22,200	1,352,761
Royal Bank of Canada	42,400	2,584,625
Suncor Energy, Inc.	44,000	1,184,207
Toronto-Dominion Bank (The)	64,900	2,827,834
Turquoise Hill Resources Ltd.*	364,700	1,298,859

		14,573,412

Chile — 0.4%
Cencosud SA	225,101	641,245
Engie Energia Chile SA	158,285	294,277

		935,522

China — 5.5%
Air China Ltd.	1,682,000	1,284,229
Alibaba Group Holding Ltd., ADR*(a)	7,700	635,096
Bank of Communications Co. Ltd. (Class H Stock)	2,135,000	1,445,155
China CITIC Bank Corp. Ltd. (Class H Stock)	725,000	459,553
China Communications Construction Co. Ltd. (Class H Stock)	570,000	624,613
China Construction Bank Corp. (Class H Stock)	1,266,000	851,436
China Everbright Bank Co. Ltd. (Class H Stock)	2,903,000	1,265,181

China Lumena New Materials Corp.*(b)(c)	5,060,000	6,522
China Railway Construction Corp. Ltd. (Class H Stock)	83,000	100,065
China Railway Group Ltd. (Class H Stock)*	129,000	97,589
China Telecom Corp. Ltd. (Class H Stock)	792,000	391,425
Citic Ltd.	66,000	100,152
Citic Securities Co. Ltd.	591,500	1,263,689
Guangzhou Automobile Group Co. Ltd.	250,000	321,594
Guangzhou R&F Properties Co. Ltd.	406,000	616,133
Huadian Power International Corp. Ltd. (Class H Stock)	596,000	282,601
Huaneng Power International, Inc. (Class H Stock)	1,230,000	757,742
JinkoSolar Holding Co. Ltd., ADR*(a)	10,200	186,456
Kaisa Group Holdings Ltd.*(b)	1,496,000	—
NetEase, Inc., ADR	1,200	245,124
Powerlong Real Estate Holdings Ltd.	543,000	122,783
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	50,500	120,089
Tencent Holdings Ltd.	91,100	2,200,350
Tianneng Power International Ltd.	384,000	264,344
Xinyi Solar Holdings Ltd.*	1,706,000	654,986
Yuzhou Properties Co. Ltd.	505,000	149,750

		14,446,657

Colombia — 0.3%
Almacenes Exito SA	160,984	734,129

Denmark — 1.5%
Novo Nordisk A/S (Class B Stock)	34,816	1,979,857
Vestas Wind Systems A/S	28,677	2,004,833

		3,984,690

Faroe Islands
Bakkafrost P/F	2,616	101,921

Finland — 1.7%
Fortum OYJ	74,259	1,233,600
Kone OYJ (Class B Stock)	22,976	1,164,175
UPM-Kymmene OYJ	97,953	2,020,044

		4,417,819

France — 5.7%
Atos SE	1,308	128,218
AXA SA	99,025	2,015,401
Orange SA	15,834	243,006
Renault SA	16,991	1,485,600
Safran SA	4,909	333,697
Sanofi	24,837	2,115,458
SEB SA	4,522	602,139
Societe Generale SA	38,317	1,306,375
Thales SA	1,598	145,546
Total SA	69,465	3,340,854
Valeo SA	29,094	1,492,563
Vinci SA	22,019	1,673,567

		14,882,424

Germany — 4.6%
Aareal Bank AG	27,434	901,384
adidas AG	14,321	2,352,548
Allianz SE	17,794	2,549,621
Bayer AG	12,144	1,305,461
Deutsche Telekom AG	48,567	826,253
Evonik Industries AG	3,289	102,596

Grammer AG	2,455	118,077
Hannover Rueck SE	16,410	1,678,496
Henkel AG & Co. KGaA	2,673	290,162
Siemens AG	18,753	2,035,582

		12,160,180

Greece — 0.6%
JUMBO SA*	73,432	867,769
Motor Oil Hellas Corinth Refineries SA	40,636	474,757
Mytilineos Holdings SA*	82,529	362,524

		1,705,050

Hong Kong — 3.3%
China High Speed Transmission Equipment Group Co. Ltd.	1,085,000	842,027
Galaxy Entertainment Group Ltd.	402	1,340
Henderson Land Development Co. Ltd.	232,100	1,385,453
Kingboard Chemical Holdings Ltd.	67,000	144,764
Link REIT (The), REIT	272,000	2,032,149
New World Development Co. Ltd.	818,000	953,294
Skyworth Digital Holdings Ltd.	1,132,000	847,854
WH Group Ltd.	1,739,500	1,373,691
Wheelock & Co. Ltd.	183,000	981,319

		8,561,891

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	524,559	839,211

India — 1.1%
Reliance Industries Ltd., GDR	39,676	1,196,232
Reliance Infrastructure Ltd., GDR	8,164	218,795
Tata Motors Ltd., ADR	39,800	1,505,634

		2,920,661

Indonesia — 0.4%
Gudang Garam Tbk PT	17,100	88,301
Telekomunikasi Indonesia Persero Tbk PT	3,189,400	1,038,185

		1,126,486

Ireland — 0.3%
Paddy Power Betfair PLC	6,590	765,752

Israel — 1.2%
Check Point Software Technologies Ltd.*	10,700	822,616
Teva Pharmaceutical Industries Ltd.	40,891	2,238,069

		3,060,685

Italy — 1.1%
Atlantia SpA	6,199	155,077
Enel SpA	110,951	510,662
Intesa Sanpaolo SpA	213,947	472,110
Intesa Sanpaolo SpA-RSP	274,305	573,000
Recordati SpA	6,196	201,096
Telecom Italia SpA-RSP*	1,356,378	945,611

		2,857,556

Japan — 15.2%
ANA Holdings, Inc.	462,000	1,318,797
Aozora Bank Ltd.	28,000	102,743
Astellas Pharma, Inc.	123,100	2,051,060
Bandai Namco Holdings, Inc.	3,800	100,724

Central Japan Railway Co.	9,400	1,747,210
Chubu Electric Power Co., Inc.	8,800	129,286
Dai-ichi Life Insurance Co. Ltd. (The)	65,300	843,710
Daiichi Sankyo Co. Ltd.	63,000	1,502,326
Daiwa House Industry Co. Ltd.	23,300	653,352
East Japan Railway Co.	4,000	366,919
Fuji Heavy Industries Ltd.	32,400	1,237,835
FUJIFILM Holdings Corp.	7,300	261,913
Fujitsu General Ltd.	7,000	163,878
Hazama Ando Corp.	150,800	929,416
Hoshizaki Electric Co. Ltd.	1,300	117,637
Iida Group Holdings Co. Ltd.	64,600	1,278,940
ITOCHU Corp.	125,100	1,418,366
Japan Tobacco, Inc.	55,900	2,180,084
Kajima Corp.	57,000	421,334
KDDI Corp.	81,900	2,513,275
Koito Manufacturing Co. Ltd.	14,800	730,781
Konami Holdings Corp.	30,500	1,182,536
Matsumotokiyoshi Holdings Co. Ltd.	16,200	714,363
Medipal Holdings Corp.	66,100	1,081,670
Mixi, Inc.	31,500	1,128,427
Mizuho Financial Group, Inc.	1,340,600	2,150,761
Nippon Telegraph & Telephone Corp.	47,484	2,256,429
Nissan Motor Co. Ltd.	38,300	371,069
Nitori Holdings Co. Ltd.	5,200	646,737
North Pacific Bank Ltd.	179,400	585,641
NTT DOCOMO, Inc.	15,100	410,181
Obayashi Corp.	127,300	1,392,249
Oracle Corp. Japan	1,800	109,505
ORIX Corp.	125,400	1,759,810
Penta-ocean Construction Co. Ltd.	52,600	319,828
Screen Holdings Co. Ltd.	75,000	888,429
Sumitomo Forestry Co. Ltd.	59,800	842,249
Sumitomo Mitsui Financial Group, Inc.	68,000	2,155,554
Taisei Corp.	22,000	197,852
TDK Corp.	1,700	104,306
Tokyo Electron Ltd.	3,200	274,926
Tosoh Corp.	47,000	238,470
Toyota Motor Corp.	16,033	898,407

		39,778,985

Malaysia — 0.5%
MISC Bhd	62,100	114,573
Padini Holdings Bhd	222,100	144,593
Top Glove Corp. Bhd	539,800	568,909
Unisem M Bhd	727,700	481,466

		1,309,541

Mexico — 0.8%
America Movil SAB de CV (Class L Stock)	876,700	504,512
Grupo Aeroportuario Del Centro Norte SAB de CV	141,900	883,185
Industrias Bachoco SAB de CV	119,500	517,642
Wal-Mart de Mexico SAB de CV	81,600	186,266

		2,091,605

Netherlands — 2.1%
Heineken NV	3,526	332,769
Koninklijke Ahold Delhaize NV*	11,898	284,056
NXP Semiconductors NV*	15,900	1,337,031
Royal Dutch Shell PLC (Class A Stock)	63,388	1,636,694

Royal Dutch Shell PLC (Class B Stock)	61,779	1,643,245
Steinhoff International Holdings NV	24,079	152,303

		5,386,098

New Zealand — 0.6%
Auckland International Airport Ltd.	196,817	1,049,563
Spark New Zealand Ltd.	49,465	141,135
Xero Ltd.*	18,667	266,795

		1,457,493

Norway — 0.4%
Austevoll Seafood ASA	92,757	817,920
Leroy Seafood Group ASA	2,537	121,967
Marine Harvest ASA*	5,868	100,079
Yara International ASA	2,796	91,153

		1,131,119

Poland — 0.4%
Bank Zachodni WBK SA	5,372	386,004
Ciech SA	23,671	349,927
Energa SA	64,162	160,330
Polski Koncern Naftowy Orlen SA	6,998	112,129

		1,008,390

Portugal — 0.7%
Altri SGPS SA	129,138	500,154
Galp Energia SGPS SA	44,505	609,632
Sonae SGPS SA	884,758	688,792

		1,798,578

Russia — 0.8%
Gazprom PAO, ADR	141,081	574,200
Lukoil PJSC, ADR	14,482	619,105
Magnit PJSC, GDR, RegS	4,245	162,881
MMC Norilsk Nickel PJSC, ADR	7,332	107,194
Novatek OAO, GDR, RegS	1,343	134,031
Rosneft OAO, GDR, RegS	68,985	333,405
Surgutneftegas OAO, ADR	23,126	107,998

		2,038,814

Singapore — 0.7%
DBS Group Holdings Ltd.	36,500	421,971
Wilmar International Ltd.	569,600	1,321,513

		1,743,484

South Africa — 2.1%
Redefine Properties Ltd., REIT	786,219	679,094
Resilient REIT Ltd., REIT	137,138	1,333,578
RMB Holdings Ltd.	192,313	861,192
Standard Bank Group Ltd.	181,548	1,813,356
Telkom SA SOC Ltd.	153,073	710,392

		5,397,612

South Korea — 4.2%
Com2uSCorp*	7,598	784,646
Korea Electric Power Corp.	36,430	1,994,498
KT Corp.	53,617	1,519,527
Lotte Chemical Corp.	5,103	1,386,584
Samsung Electronics Co. Ltd.	2,895	3,983,454

Shinhan Financial Group Co. Ltd.	2,941	105,097
Sk Holdings Co. Ltd.	546	101,872
SK Innovation Co. Ltd.	9,052	1,192,857

		11,068,535

Spain — 1.7%
Amadeus IT Holding SA (Class A Stock)	21,741	1,020,761
Gamesa Corp. Tecnologica SA	44,083	935,378
Industria de Diseno Textil SA	52,851	1,827,794
Sacyr SA	159,885	281,528
Telefonica SA	33,273	325,904

		4,391,365

Sweden — 2.6%
Atlas Copco AB (Class A Stock)	55,274	1,551,633
Axfood AB	35,695	641,432
Bilia AB (Class A Stock)	9,209	236,136
Boliden AB	17,980	395,742
Electrolux AB (Class B Stock)	3,866	104,739
ICA Gruppen AB	34,055	1,139,421
Skanska AB (Class B Stock)	64,861	1,378,845
Svenska Cellulosa AB SCA (Class B Stock)	42,232	1,255,503

		6,703,451

Switzerland — 5.3%
ABB Ltd.*	93,380	1,983,587
Nestle SA	31,154	2,496,452
Novartis AG	36,529	3,029,833
Roche Holding AG	16,716	4,267,060
Swiss Re AG	23,883	2,002,029

		13,778,961

Taiwan — 3.7%
Cheng Shin Rubber Industry Co. Ltd.	324,000	676,372
Formosa Chemicals & Fibre Corp.	422,000	1,099,709
Formosa Petrochemical Corp.	474,000	1,348,623
Foxconn Technology Co. Ltd.	562,000	1,363,823
Gourmet Master Co. Ltd.	67,000	716,809
Grand Pacific Petrochemical	1,041,000	548,800
Largan Precision Co. Ltd.	13,000	1,397,605
Lite-On Technology Corp.	249,000	373,429
Mega Financial Holding Co. Ltd.	984,000	771,651
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	529,365
Tripod Technology Corp.	357,000	731,140

		9,557,326

Thailand — 0.4%
Airports of Thailand PCL	9,100	103,327
Kiatnakin Bank PCL	291,300	439,796
SPCG PCL	725,500	462,926

		1,006,049

Turkey — 1.3%
Akcansa Cimento AS	30,035	133,944
Aygaz AS	214,045	806,036
Cimsa Cimento Sanayi VE Ticaret AS	18,689	93,927
Eregli Demir VE Celik Fabrikalari TAS	855,107	1,301,517
Koza Altin Isletmeleri AS*	295,142	1,003,898

Petkim Petrokimya Holding AS	109,748	158,644

		3,497,966

United Arab Emirates — 0.1%
Aldar Properties PJSC	445,805	350,087

United Kingdom — 11.2%
3i Group PLC	104,032	849,718
AstraZeneca PLC	3,019	202,117
Berkeley Group Holdings PLC	18,126	642,944
BP PLC	490,546	2,775,341
British American Tobacco PLC	51,511	3,287,687
British Land Co. PLC (The), REIT	15,532	137,845
Coca-Cola European Partners PLC	2,645	99,788
Compass Group PLC	24,320	462,027
DCC PLC	9,075	809,856
Diageo PLC	59,123	1,694,271
GlaxoSmithKline PLC	131,671	2,940,616
HSBC Holdings PLC	501,362	3,286,279
Imperial Brands PLC	46,542	2,452,626
J. Sainsbury PLC	384,340	1,140,549
JD Sports Fashion PLC	54,950	913,792
Legal & General Group PLC	94,706	257,636
National Grid PLC	106,789	1,531,231
Reckitt Benckiser Group PLC	10,885	1,055,413
Safestore Holdings PLC, REIT	26,109	127,989
Taylor Wimpey PLC	291,703	596,910
Unilever NV, CVA	23,956	1,109,751
Vodafone Group PLC	410,482	1,246,998
WPP PLC	72,931	1,636,394

		29,257,778

United States — 0.3%
lululemon athletica, Inc.*	48	3,727
Shire PLC	11,632	751,457

		755,184

TOTAL COMMON STOCKS (cost $225,463,170)		248,591,648

EXCHANGE TRADED FUNDS — 1.8%
United States
iShares MSCI EAFE Index Fund	61,400	3,562,428
iShares MSCI Emerging Markets Index Fund	26,100	945,603

TOTAL EXCHANGE TRADED FUNDS (cost $4,198,193)		4,508,031

PREFERRED STOCKS — 2.5%
Brazil — 1.6%
Banco Bradesco SA (PRFC)	215,210	1,891,649
Braskem SA (PRFC)	218,400	1,255,544
Itausa - Investimentos Itau SA (PRFC)	416,570	1,079,197

		4,226,390

Colombia — 0.1%
Grupo Aval Acciones y Valores SA (PRFC)	691,621	265,835

Germany — 0.7%
Volkswagen AG (PRFC)	13,649	1,920,332

South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)	131	148,073

TOTAL PREFERRED STOCKS (cost $5,437,357)		6,560,630

TOTAL LONG-TERM INVESTMENTS (cost $235,098,720)		259,660,309

SHORT-TERM INVESTMENT — 0.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $842,258; includes $842,258 of cash collateral for securities on loan)(d)(e)	842,258	842,258

TOTAL INVESTMENTS — 99.8% (cost $235,940,978)(f)		260,502,567
Other assets in excess of liabilities — 0.2%		641,313

NET ASSETS — 100.0%		$261,143,880

The following abbreviations are used in the quarterly schedule of portfolio holdings:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PRFC	Preference Shares
REIT	Real Estate Investment Trust
RSP	Risparimo (Savings Shares)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $825,561; cash collateral of $842,258 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,522 and 0.0% of net assets.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$238,364,397

Appreciation	33,931,806
Depreciation	(11,793,636)

Net Unrealized Appreciation	$22,138,170

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,195,213	$—
Austria	—	2,875,347	—
Belgium	—	190,301	—
Brazil	2,748,320	—	—
Canada	14,573,412	—	—
Chile	935,522	—	—
China	1,066,676	13,373,459	6,522
Colombia	734,129	—	—
Denmark	—	3,984,690	—
Faroe Islands	—	101,921	—
Finland	—	4,417,819	—
France	—	14,882,424	—
Germany	—	12,160,180	—
Greece	1,342,526	362,524	—
Hong Kong	—	8,561,891	—
Hungary	—	839,211	—
India	2,920,661	—	—
Indonesia	—	1,126,486	—
Ireland	—	765,752	—
Israel	822,616	2,238,069	—
Italy	—	2,857,556	—
Japan	—	39,778,985	—
Malaysia	828,075	481,466	—
Mexico	2,091,605	—	—
Netherlands	1,337,031	4,049,067	—
New Zealand	—	1,457,493	—
Norway	—	1,131,119	—
Poland	—	1,008,390	—
Portugal	—	1,798,578	—
Russia	2,038,814	—	—
Singapore	—	1,743,484	—
South Africa	—	5,397,612	—
South Korea	—	11,068,535	—
Spain	—	4,391,365	—
Sweden	—	6,703,451	—
Switzerland	—	13,778,961	—
Taiwan	—	9,557,326	—
Thailand	—	1,006,049	—
Turkey	—	3,497,966	—
United Arab Emirates	—	350,087	—
United Kingdom	1,209,539	28,048,239	—
United States	3,727	751,457	—
Exchange Traded Funds
United States	4,508,031	—	—
Preferred Stocks
Brazil	4,226,390	—	—
Colombia	265,835	—	—
Germany	—	1,920,332	—
South Korea	—	148,073	—
Affiliated Mutual Fund	842,258	—	—

Total	$42,495,167	$218,000,878	$6,522

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2016 were as follows:

Banks	12.5%
Pharmaceuticals	8.7
Oil, Gas & Consumable Fuels	6.7
Insurance	3.9
Metals & Mining	3.7
Diversified Telecommunication Services	3.6
Tobacco	3.0
Food & Staples Retailing	3.0
Automobiles	2.9
Construction & Engineering	2.7
Food Products	2.5
Real Estate Investment Trusts (REITs)	2.5
Technology Hardware, Storage & Peripherals	2.4
Electrical Equipment	2.3
Chemicals	2.2
Real Estate Management & Development	2.1
Household Durables	1.9
Wireless Telecommunication Services	1.9
Specialty Retail	1.9
Electric Utilities	1.9
Exchange Traded Fund	1.8
Software	1.7
Semiconductors & Semiconductor Equipment	1.7
Internet Software & Services	1.5
Capital Markets	1.4
Auto Components	1.4
Transportation Infrastructure	1.3
Beverages	1.2
Industrial Conglomerates	1.1
Hotels, Restaurants & Leisure	1.1
Machinery	1.0
Media	1.0
Diversified Financial Services	1.0
Airlines	1.0
Household Products	1.0
Paper & Forest Products	1.0
Electronic Equipment, Instruments & Components	0.9
Textiles, Apparel & Luxury Goods	0.9
Road & Rail	0.8
Thrifts & Mortgage Finance	0.7
Multi-Utilities	0.6
Independent Power & Renewable Electricity Producers	0.6
Trading Companies & Distributors	0.5
Health Care Providers & Services	0.4
IT Services	0.4
Personal Products	0.4
Affiliated Mutual Fund (including 0.3% of collateral for securities on loan)	0.3
Gas Utilities	0.3
Health Care Equipment & Supplies	0.2
Aerospace & Defense	0.2
Construction Materials	0.1

99.8
Other assets in excess of liabilities	0.2

100.0%

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.